Transamerica Financial Life Insurance Company
4 Manhattanville Road
Purchase, New York 10577
December 21, 2009
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	TFLIC Pooled Account No. 44 (the “Account”)
Ladies and Gentlemen:
We are filing today, through the EDGAR system on behalf of the TFLIC Pooled Account No. 44, a separate account of Transamerica Financial Life Insurance Company established under New York law (File No. 811-22371), a Registration Statement on Form N-4. No fees are required in connection with this filing.
Please direct any comments or questions on this filing to the undersigned at (914) 697-3525.
Very truly yours,
Elizabeth L. Belanger
Vice President and Senior Counsel
Attachment